Segment Disclosure Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 3,058	$ 3,972	$ 4,427
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	1,703	1,779	2,038
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	937	1,584	1,340
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 418	$ 609	$ 1,049